Financial Instruments - Summary of Financial Assets and Liabilities by Category (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	S/ 801,140	S/ 626,180	S/ 606,950
Accounts receivable from related parties	34,903	100,752
Bonds	937,042	947,567
Financial liabilities	2,139,714	2,637,630
Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	1,169,184	1,561,754
Finance leases	33,488	128,309
Bonds	937,042	947,567
Trade and other accounts payable (excluding non-financial liabilities)	1,552,741	2,054,217
Accounts payable to related parties	77,790	81,128
Financial liabilities	3,770,245	4,772,975
Financial liabilities hedging derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	61	383
Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	801,140	626,180
Trade accounts receivable and other accounts receivable (excluding financial assets)	1,302,358	2,029,575
Work in progress	60,750	90,217
Financial assets related to concession agreements	1,227,994	952,780
Accounts receivable from related parties	813,129	874,682
Available-for-sale financial asset	S/ 4,205,371	4,573,434
Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial asset		181
Other financial asset		181
Total		S/ 181